Taxation	12 Months Ended
Dec. 31, 2012
Taxation
Taxation

13.       Taxation

a)        Business Tax, Value Added Tax and Surcharges

The Group’s PRC operations are subject to PRC business tax (“Business Tax”) and surcharges at rates ranging from 0% to 8.60%, depending on the nature of the service revenue and the geographical region. Business Tax and surcharges is calculated by multiplying the applicable tax rate by gross revenue, and is recognized when the revenue is recognized. The Group recognized RMB10,246, RMB12,176 and RMB14,242 of business tax and surcharges, as a reduction of revenues, for the years ended December 31, 2010, 2011 and 2012, respectively.

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax (“VAT”) Transformation Pilot Program (the “Pilot Program”) for certain industries in eight regions, including Beijing and Shanghai. VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. Hence, the amount of VAT payable does not result directly from output VAT generated from goods sold or taxable labor services provided.

With the adoption of the Pilot Program, Shanghai Miyuan, Beijing Miyuan and Beijing Aizhenxin ceased to be subject to Business Tax. Shanghai Miyuan is subject to VAT at a rate of 3% starting from January 2012. Beijing Miyuan and Beijing Aizhenxin are subject to VAT at a rate of 3% starting from September 2012. Jiayuan Shanghai Center and Shanghai HQS continued to be subject to Business Tax.

b)        Income tax

The Cayman Islands and the British Virgin Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Under the current laws of the British Virgin Islands, BVI Company is a tax-exempted company.

Hong Kong

Jiayuan Hong Kong is not subject to Hong Kong profits tax on foreign-sourced income, dividends and capital gains. As an entity incorporated in Hong Kong, Jiayuan Hong Kong was subject to 16.5% income tax for the years ended December 31, 2010, 2011 and 2012 on its taxable profits generated from operations in Hong Kong. Payment of dividends is not subject to withholding tax in Hong Kong.

The PRC

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, and qualified software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years.

The Group’s PRC entities accrued for corporate income tax as follows:

•                  Shanghai Miyuan was subject to 25% EIT in 2010. In 2011, Shanghai Miyuan was qualified as software enterprise under which it is entitled to income tax exemption for the fiscal years 2011 and 2012 and a preferential tax rate of 12.5% from fiscal years 2013 through 2015.

•                  For 2010 to 2012, Shanghai HQS accrued the EIT at a tax rate of 15% as a result of HNTE status.

•                  Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center were subject to 25% EIT for 2010 to 2012.

In addition, under the New EIT Law, effective from January 1, 2008, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise are subject to withholding tax of 10%, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company incorporated in certain qualified jurisdictions if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. This withholding tax regulation imposed on the dividend income received from the Group’s PRC subsidiaries reduces the Group’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC would be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on an assessment of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company and its overseas subsidiaries be treated as a resident enterprise for PRC tax purposes, they will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The Company’s subsidiaries have not declared any dividend to the parent company and have determined that it has no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued and required to be accrued as of December 31, 2011 and 2012. The undistributed earnings from the Group’s PRC entities as of December 31, 2011 and 2012 amounted to RMB64,519 and RMB140,527, respectively. An estimated foreign withholding taxes of RMB6,452 and RMB14,053 would be due if these earnings were remitted as dividends as of December 31, 2011 and 2012, respectively.

Composition of income tax expenses

The current and deferred portions of income tax expenses included in the Group’s consolidated statements of comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expenses	11,242	19,921	8,753
Deferred taxation	(1,231)	(1,814)	474
Income tax expenses	10,011	18,107	9,227

Reconciliation of the differences between the PRC statutory EIT rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	9.8%	10.5%	4.9%
Effect of lower tax rates in other jurisdictions	—	(2.4)%	0.3%
Effect of change in tax rate	1.5%	—	—
Effect of preferential tax treatments	(9.1)%	(12.6)%	(19.2)%
Tax incentives for research and development expenses (i)	—	—	(3.1)%
Changes in valuation allowance:	10.3%	12.2%	5.6%
- Unrecognized tax losses	0.6%	2.8%	1.7%
- Accrued salaries and other expenses	(3.7)%	0.1%	0.2%
- Advertising expenses	13.4%	9.3%	3.7%
Effective income tax rate	37.5%	32.7%	13.5%

(i) The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

The effect of the preferential tax treatments available to the Group is as follows. No period prior to January 1, 2010 was eligible for preferential tax treatment.

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	6,973	6,972	15,201
Per share effect, basic	0.26	0.18	0.33
Per share effect, diluted	0.26	0.16	0.32

Deferred tax

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	2,094	3,050
Accrued salaries and other expenses	3,189	2,432
Advertising expenses	11,414	13,947
Government subsidies	—	457
Total: deferred tax assets, current	16,697	19,886
Deferred tax assets, non-current	—	—
Total: deferred tax assets	16,697	19,886
Less: valuation allowance
Net operating loss carry forwards	(2,094)	(3,050)
Accrued salaries and other expenses	(144)	(318)
Advertising expenses	(11,414)	(13,947)
Total: valuation allowance	(13,652)	(17,315)
Net deferred tax assets	3,045	2,571

The Group had net operating loss carry forwards from certain subsidiaries, VIEs and VIE’s subsidiaries amounting to RMB12,136 as of December 31, 2012, of which RMB1,983 will expire on December 31, 2015, RMB6,392 will expire on December 31, 2016 and RMB3,522 will expire on December 31, 2017.

The Group evaluates a variety of factors in determining the amount of the valuation allowance, including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

In addition, pursuant to the New EIT Law, the deductible advertising expenses should be no more than 15% of the revenues as determined under PRC GAAP and the excess amount could be carried forward to the following years. The Group expects that the advertising expenses in each year will be over the 15% limit and the related deferred tax asset is not realizable in the foreseeable future, accordingly, full valuation allowance is provided. The following table shows the movements of valuation allowance for the years presented:

	Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of the year	(5,786)	(6,755)	(13,652)
Provision for the year	(969)	(6,897)	(3,663)
Balance at end of the year	(6,755)	(13,652)	(17,315)